Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2021
Other non-current assets.
Schedule of Other non-current assets

Other non-current assets consist of the following:

	December 31,
	2021	2020	2019
Advances for purchase of property, plant and equipment	$367,023	472,828	495,015
Investments in life insurance (note 3 (l))	74,148	71,431	65,545
Security deposits	24,511	23,476	21,545
Other long-term receivable	211,278	193,689	173,488
Intangible assets in process	1,616	2,996	2,841
Other	56,128	54,502	51,614
Total non-current assets	$734,704	818,922	810,048